Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 574,650.00
Total Fee Amount	49.99
Total Offset Amount	0.00
Net Fee	$ 49.99
Offering Table N/A
Offset Table N/A	N/A